INCOME TAXES (BENEFIT) (Details 4)	12 Months Ended			0 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Dec. 02, 2011 Japan	Nov. 30, 2011 Japan	Mar. 31, 2014 Japan	Mar. 31, 2016 Japan Future	Mar. 31, 2015 Japan Future	Mar. 31, 2015 Japan Future
INCOME TAXES
Increase (decrease) in corporate income tax rate (as a percent)				4.50%
Corporate income tax rate (as a percent)				25.50%	30.00%
Surtax added to combined statutory tax rate (as a percent)						10.00%
Combined statutory tax rate (as a percent)	38.01%	38.01%	40.69%				35.64%	38.01%	38.01%